EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Partners' Capital Notes [Abstract]
Schedule of movement in the number of common units, subordinated units and general partner units
The following table shows the movement in the number of preferred units, common units, subordinated units and general partner units during the years ended December 31, 2018, 2017 and 2016:

(in units)	Preferred Units	Common Units	Subordinated Units	GP Units
December 31, 2015	—	45,167,096	15,949,831	1,257,408
January 2016 common unit repurchase program	—	(38,000)	—	—
June 2016 conversion of subordinated units	—	15,949,831	(15,949,831)	—
October 2016 IDR reset	—	2,994,364	—	61,109
December 31, 2016	—	64,073,291	—	1,318,517
February 2017 common unit offering	—	5,175,000	—	94,714
October 2017 preferred units offering	5,520,000	—	—	—
November 2017 earn-out units conversion (1st tranche)	—	374,295		7,639
During 2017 common unit continuous offering program	—	145,675	—	2,973
December 31, 2017	5,520,000	69,768,261	—	1,423,843
January 2018 common unit continuous offering program	—	617,969	—	12,548
During 2018 unit repurchase program	—	(930,866)	—	—
December 31, 2018	5,520,000	69,455,364	—	1,436,391